Intangible Assets - Disclosure of Detailed Information about Intangible Assets (Details) - NZD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	$ 37,864	$ 13,012	$ 14,680	$ 14,575
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	2,320
Goodwill [Member] | At Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	5,607
Goodwill [Member] | Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	(3,287)
Patents and Licences [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	25,075	201	596	274
Patents and Licences [Member] | At Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	25,993	919	1,169
Patents and Licences [Member] | Accumulated amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	(918)	(718)	(573)
Brand [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	10,205	12,463	12,036	12,105
Brand [Member] | At Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	14,769	12,463	12,036
Brand [Member] | Accumulated amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	(4,563)
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	263	348	2,048	$ 2,196
Software [Member] | At Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	15,718	15,788	17,308
Software [Member] | Accumulated amortisation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	$ (15,455)	$ (15,440)	$ (15,260)